Related-party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2019
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Balances and transactions with related parties
i)	Balances and transactions with related parties

	2019	2018
	Payables	Payables
Immediate parent
UOL—sales of services (a)	10,575	9,822
UOL—shared service costs (b)	4,229	10,234
Affiliated companies
UOL Diveo—sales of services (a)	3,117	3,290
UOL Diveo—shared service costs	0	126
Transfolha Transportadora e Distribuição Ltda.	1,440	4,336
Others	2,826	2,989

	22,187	30,797

(a)	Sales of services refers mainly to the purchase of advertising services from UOL.
(b)	Share service costs refers mainly to technical support in hosting from UOL Diveo Tecnologia Ltda. (“UOL Diveo”).

Balances and transactions with related parties II

	2019		2018		2017
	Revenue	Expense	Revenue	Expense	Revenue	Expense
Immediate parent
UOL—shared service costs (a)	0	117,277	—	105,433	—	58,375
UOL—sales of services (b)	2,520	51,033	2,233	52,115	689	46,976
Affiliated companies
UOL Diveo—shared service costs	0	480	—	534	—	24
UOL Diveo—sales of services (c)	0	36,790	—	26,943	—	28,953
Transfolha Transportadora e Distribuição Ltda.	0	17,209	374	18,889	39	15,405
Others	51	555	561	54	752	130

	2,571	223,344	3,168	203,968	1,480	149,863

(a)
Shared services costs mainly related to (i) payroll costs, (ii) IT structure (software) and (iii) property rental which are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to cost sharing contractual agreements. Such costs are included in administrative expenses. The balance include payroll taxes related to LTIP payments made in the year ended December 31, 2019 which amounted to R$56,353 (R$61,713 in year ended December 31, 2018), and which are paid by the parent company UOL and reimbursed by the PagSeguro Group.

(b)	Sale of services related to advertising incurred by the parent company UOL and are charged to PagSeguro Brazil.
(c)	Sales of services from the affiliated company UOL Diveo related to technical support in hosting and colocation services and are charged to PagSeguro Brazil.